Funds Held for Clients and Client Fund Obligations	12 Months Ended
Jun. 30, 2014
Funds Held for Clients and Client Fund Obligations
Funds Held for Clients and Client Fund Obligations

(3) Funds Held for Clients and Client Fund Obligations

The Company obtains funds from clients in advance of performing payroll and payroll tax filing services on behalf of those clients. Funds held for clients represent assets that are used solely for the purposes of satisfying the obligations to remit funds relating to payroll and payroll tax filling services. Funds held for clients are held in demand deposit and money market accounts at major financial institutions. The Company has classified funds held for clients as a current asset since these funds are held solely for the purposes of satisfying the client fund obligations.

Client fund obligations represent the Company’s contractual obligations to remit funds to satisfy clients’ payroll and tax payment obligations and are recorded in the accompanying balance sheets at the time that the Company obtains funds from clients. The client fund obligations represent liabilities that will be repaid within one year of the balance sheet date.